Netting of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Offsetting [Abstract]
Summary of Offsetting of Derivative Assets

Following is a summary of net derivative assets.

	December 31, 2016			December 31, 2015
	Gross amounts of recognized assets	Gross amounts offset in the consolidated balance sheet	Net amounts of assets presented in the consolidated balance sheet	Gross amounts of recognized assets	Gross amounts offset in the consolidated balance sheet	Net amounts of assets presented in the consolidated balance sheet
	(in thousands)
Derivative assets
Not subject to master netting arrangements:
Interest rate lock commitments	$7,069	$—	$7,069	$4,983	$—	$4,983
CRT Agreements	15,610	—	15,610	593	—	593
	22,679	—	22,679	5,576	—	5,576
Subject to master netting arrangements:
MBS put options	1,697	—	1,697	93	—	93
MBS call options	142	—	142	—	—	—
Forward purchase contracts	30,879	—	30,879	2,444	—	2,444
Forward sale contracts	13,164	—	13,164	2,604	—	2,604
Put options on interest rate futures	2,469	—	2,469	1,512	—	1,512
Call options on interest rate futures	63	—	63	1,156	—	1,156
Netting	—	(37,384)	(37,384)	—	(3,300)	(3,300)
	48,414	(37,384)	11,030	7,809	(3,300)	4,509
	$71,093	$(37,384)	$33,709	$13,385	$(3,300)	$10,085

Summary of Derivative Assets and Collateral Held by Counterparty

The following table summarizes by significant counterparty the amount of derivative asset positions after considering master netting arrangements and financial instruments or cash pledged that do not meet the accounting guidance qualifying for setoff accounting.

	December 31, 2016				December 31, 2015
	Net amount	Gross amounts			Net amount	Gross amounts
	of assets	not offset in the			of assets	not offset in the
	presented	consolidated			presented	consolidated
	in the	balance sheet			in the	balance sheet
	consolidated		Cash		consolidated		Cash
	balance	Financial	collateral	Net	balance	Financial	collateral	Net
	sheet	instruments	received	amount	sheet	instruments	received	amount
	(in thousands)
CRT Agreements	$15,610	$—	$—	$15,610	$—	$—	$—	$—
Interest rate lock commitments	7,069	—	—	7,069	4,983	—	—	4,983
Bank of America, N.A.	1,881	—	—	1,881	—	—	—	—
RJ O’Brien & Associates, LLC	1,531	—	—	1,531	1,672	—	—	1,672
Royal Bank of Canada	1,194	—	—	1,194	400	—	—	400
Goldman Sachs	1,164	—	—	1,164	—	—	—	—
Jefferies Group LLC	967	—	—	967	541	—	—	541
Barclays Capital	855	—	—	855	796	—	—	796
Wells Fargo Bank, N.A.	638	—	—	638	99	—	—	99
Morgan Stanley Bank, N.A.	—	—	—	—	464	—	—	464
Other	2,800	—	—	2,800	1,130	—	—	1,130
	$33,709	$—	$—	$33,709	$10,085	$—	$—	$10,085

Schedule of Offsetting of Derivative Liabilities and Financial Liabilities

Following is a summary of net derivative liabilities and assets sold under agreements to repurchase. Assets sold under agreements to repurchase do not qualify for setoff accounting.

	December 31, 2016			December 31, 2015
	Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts of liabilities presented in the consolidated balance sheet	Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts of liabilities presented in the consolidated balance sheet
	(in thousands)
Derivative liabilities
Not subject to master netting arrangements:
Interest rate lock commitments	$3,292	$—	$3,292	$337	$—	$337
	3,292	—	3,292	337	—	337
Subject to master netting arrangements:
Forward purchase contracts	7,619	—	7,619	3,774	—	3,774
Forward sales contracts	17,974	—	17,974	2,680	—	2,680
Put options on interest rate futures	—	—	—	39	—	39
Call options on interest rate futures	—	—	—	305	—	305
Netting		(19,312)	(19,312)	—	(3,978)	(3,978)
	25,593	(19,312)	6,281	6,798	(3,978)	2,820
	28,885	(19,312)	9,573	7,135	(3,978)	3,157
Assets sold under agreements to repurchase:
UPB	3,784,685	—	3,784,685	3,130,328	—	3,130,328
Unamortized debt issuance costs	(684)	—	(684)	(1,548)	—	(1,548)
	3,784,001	—	3,784,001	3,128,780	—	3,128,780
	$3,812,886	$(19,312)	$3,793,574	$3,135,915	$(3,978)	$3,131,937

Summary of Derivative Liabilities, Financial Liabilities and Collateral Pledged by Counterparty

The following table summarizes by significant counterparty the amount of derivative liabilities and assets sold under agreements to repurchase after considering master netting arrangements and financial instruments or cash pledged that do not meet the accounting guidance qualifying for setoff accounting. All assets sold under agreements to repurchase represent sufficient collateral or exceed the liability amount recorded on the consolidated balance sheet.

	December 31, 2016				December 31, 2015
	Net amount	Gross amounts			Net amount	Gross amounts
	of liabilities	not offset in the			of liabilities	not offset in the
	presented	consolidated			presented	consolidated
	in the	balance sheet			in the	balance sheet
	consolidated		Cash		consolidated		Cash
	balance	Financial	collateral	Net	balance	Financial	collateral	Net
	sheet	instruments	pledged	amount	sheet	instruments	pledged	amount
	(in thousands)
Interest rate lock commitments	$3,292	$—	$—	$3,292	$337	$—	$—	$337
Credit Suisse First Boston Mortgage Capital LLC	1,181,441	(1,181,235)	—	206	893,947	(893,854)	—	93
Bank of America, N.A.	847,683	(847,683)	—	—	538,755	(538,515)	—	240
Citibank	575,092	(573,589)	—	1,503	817,089	(816,699)	—	390
JPMorgan Chase & Co.	544,009	(542,542)	—	1,467	467,427	(467,145)	—	282
Daiwa Capital Markets	177,316	(177,077)	—	239	165,480	(165,480)	—	—
Morgan Stanley Bank, N.A.	143,951	(142,055)	—	1,896	214,086	(214,086)	—	—
Wells Fargo	116,648	(116,648)	—	—	—	—	—	—
Barclays Capital	92,796	(92,796)	—	—	24,346	(24,346)	—	—
Royal Bank of Canada	63,926	(63,926)	—	—	—	—	—	—
BNP Paribas	47,785	(47,134)	—	651	10,203	(10,203)	—	—
Other	319	—	—	319	1,815	—	—	1,815
Unamortized debt issuance costs	(684)	684	—	—	(1,548)	1,548	—	—
	$3,793,574	$(3,784,001)	$—	$9,573	$3,131,937	$(3,128,780)	$—	$3,157